Shareholders’ Equity	12 Months Ended
Sep. 30, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 18 – SHAREHOLDERS’ EQUITY

Ordinary Shares

Based on the shareholder meeting held on March 28, 2024, the Company decided to adjust its authorized share capital from 500,000,000 shares at $0.0001 per share to 5,000,000,000 shares at $0.0001 per share. This adjustment includes 4,991,000,000 Class A ordinary shares, 8,000,000 Class B ordinary shares, and 1,000,000 preference shares.

The Company re-designated 1,771,835 issued ordinary shares with a par value of $0.001 each into 1,771,835 Class A ordinary shares with the same par value. Furthermore, the Company issued 200,000 Class B Ordinary Shares and utilized the proceeds to repurchase 200,000 Class A Ordinary Shares held by SHYD Investment Management Limited, at a repurchase amount equivalent to the aggregate par value of $200. Upon completion of the repurchase, these 200,000 Class A Ordinary Shares were canceled. Following the repurchase and issuance of Class B Ordinary Shares, the Company’s total issued share capital remained unchanged, and the authorized share capital was not reduced. There are currently 1,771,835 issued and outstanding ordinary shares, including 1,571,835 Class A ordinary shares and 200,000 Class B ordinary shares. Mr. Tao Ling holds 13.03% of the Class A ordinary shares and 100% of the Class B ordinary shares through his wholly owned holding company, while Mr. Xiaohong Yin holds 6.12% of the Class A ordinary shares through his wholly owned holding company. A Class A Ordinary Share shall (in respect of such Class A Ordinary Share) have one vote for every Class A Ordinary Share of which he is the holder. A Class B Ordinary Share shall (in respect of such Class B Ordinary Share) have 20 votes for every Class B Ordinary Share of which he is the holder. No Dividends or other distributions shall be payable on the Class B Ordinary Shares.

On December 31, 2024. we completed a ten (10) for one (1) reverse stock split (the “Reverse Split”) of our issued and outstanding ordinary shares, par value $0.001 per share.

From the legal perspective, the Reverse Split applied to the issued shares of the Company on the date of the Reverse Split and does not have any retroactive effect on the Company’s shares prior that date. However, for accounting purposes only, references to our ordinary shares in this annual report are stated as having been retroactively adjusted and restated to give effect to the Reverse Split, as if the Reverse Split had occurred by the relevant earlier date.

Private placement

On January 31, 2024, the Company entered into a Subscription Agreement for a private placement with MIDEA INTERNATIONAL CO., LIMITED. Pursuant to the Subscription Agreement, the Company agreed to issue and sell 2,800,000 unregistered Class A ordinary shares, par value $0.001 per share (par value $0.0001 per share prior to split), at a purchase price of $3.5 ($0.35 per share prior to split) per share. The issuance of these unregistered ordinary shares is exempt from registration, and the Purchaser is subject to certain lock-up arrangements for a period of forty-five (45) days. The Company received $980,000 in proceeds from the private placement unregistered of ordinary shares. The financing closed on February 7, 2024.

Convertible Notes

On June 21, 2024, the Company entered into the other securities purchase agreement with Streeterville Capital, LLC, relating to the issuance and sale of a senior unsecured convertible note in the principal amount of $1,360,000, at a purchase price of $1,250,000. The Note is convertible into Class A ordinary shares, par value $0.001 per share (par value $0.0001 per share prior to split), of the Company. Streeterville Capital, LLC exercised the conversion right in June, August and September of 2024 and receiving $15,566, $229,273 and $52,716 Class A Ordinary Share (155,666, 229,273 and 527,159 Class A Ordinary Share prior to split) with the converting price of $3.212 per share, $2.181 per share and $2.371 per share ($0.3212 per share, $0.2181 per share and $0.2371 per share prior to split), respectively.

Dividends

No dividends were declared or paid by the Company for the year ended September 30, 2024 and 2023.

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory reserve and the discretionary reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary reserve are made at the discretion of the Board of Directors of each of the Company PRC subsidiaries. The reserved amounts as determined pursuant to PRC statutory laws totaled $1,497,772 and $1,497,771 as of September 30, 2024 and 2023, respectively.

Under PRC laws and regulations, paid-in capital and statutory reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company, and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor allowed for distribution except under liquidation.

Non-controlling Interests

Non-controlling interests represent the interest of non-controlling shareholders in the Company’s subsidiaries based on their proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. The non-controlling interests were $2,758,784 and $130,220 as of September 30, 2024 and 2023, respectively.